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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 3/31/2001

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    Kramer Spellman LP
Address: 237 Park Ave.
         New York, NY  10017


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher Trapp
Title: Account Executive
Phone: 212-251-3134

Signature, Place, and Date of Signing:

/s/ CHRISTOPHER TRAPP              N.Y., NY                      4/27/01
---------------------            -------------                   -------
    [Signature]                  [City, State]                    [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name
28-___________________________     _______________________________________
[Repeat as necessary.]

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                                                            VALUATION CURRENCY: USD
   ITEM 1                       ITEM 2          ITEM 3          ITEM 4       ITEM 5               ITEM 6   ITEM 7             ITEM 8
                                                                                             INVEST DISC.   MANA-   VOTING AUTHORITY
NAME OF ISSUER                   TITLE           CUSIP            FAIR    SHARES OF                         GERS
                                    OF          NUMBER          MARKET    PRINCIPAL
                                 CLASS                           VALUE       AMOUNT     SOLE SHARED OTHER          SOLE  SHARED NONE
                                                                                         (A)   (B)    (C)           (A)    (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
AMBASE CORP                     OTC EQ       023164106         584,264       953,900 N  X                    KRAM   953,900

ADVANTA CORP-CL B NON-VTG       OTC EQ       007942204         205,313        15,000 N  X                    KRAM    15,000

AMERICAN HOME MTG HLDGS IN      OTC EQ       02660M108         150,000        20,000 N  X                    KRAM    20,000

*** NT BUTTERFIELD              OTC EQ       G0772R109         466,176        19,200 N  X                    KRAM    19,200

BANK OF BERMUDA LTD             FSTK         2109994         1,759,200        36,650 N  X                    KRAM    36,650

BUDGET GROUP INC - CL A         COMMON       119003101         345,800       190,000 N  X                    KRAM   190,000

COMPUCREDIT CORP                OTC EQ       20478N100         451,875        60,000 N  X                    KRAM    60,000

COMDISCO INC                    COMMON       200336105         280,000        35,000 N  X                    KRAM    35,000

DEVX ENERGY INC.                OTC EQ       25189P203       1,933,438       230,000 N  X                    KRAM   230,000

EFUNDS CORP                     OTC EQ       28224R101         847,000        44,000 N  X                    KRAM    44,000

FOG CUTTER CAPITAL GROUP I      OTC EQ       34416Q109         642,688       293,800 N  X                    KRAM   293,800

FIRST FINANCIAL FUND INC        COMMON       320228109         137,738        12,200 N  X                    KRAM    12,200

FIRST INVESTORS FINANCIAL       OTC EQ       32058A101         466,819       115,800 N  X                    KRAM   115,800

FRANKLIN BANK N.A.              OTC EQ       352456107         320,313        25,000 N  X                    KRAM    25,000

GALILEO INTERNATIONAL INC       COMMON       363547100       1,664,400        76,000 N  X                    KRAM    76,000

GLOBAL TELESYSTEMS INC          COMMON       37936U104       3,057,632     4,023,200 N  X                    KRAM 4,023,200

HAWTHORNE FINANCIAL CORP        OTC EQ       420542102         170,000        10,000 N  X                    KRAM    10,000

INFONET SERVICES CORP CL B      COMMON       45666T106         497,420        74,800 N  X                    KRAM    74,800

JOHN NUVEEN CO-CL A             COMMON       478035108         253,800         4,700 N  X                    KRAM     4,700

LNR PROPERTY CORP               COMMON       501940100         442,260        15,600 N  X                    KRAM    15,600

METRIS COMPANIES INC            COMMON       591598107       1,196,928        57,600 N  X                    KRAM    57,600

NAVISTAR INTERNATIONAL COR      COMMON       63934E108         228,000        10,000 N  X                    KRAM    10,000

NORTH VALLEY BANCORP-CALIF      OTC EQ       66304M105         806,250        60,000 N  X                    KRAM    60,000

                                                            -------------
                                                            16,907,314.00

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
------------------------------------------------------------------------------------------------------------------------------------
                                                            VALUATION CURRENCY: USD
   ITEM 1                       ITEM 2          ITEM 3          ITEM 4       ITEM 5               ITEM 6   ITEM 7             ITEM 8
                                                                                             INVEST DISC.   MANA-   VOTING AUTHORITY
NAME OF ISSUER                   TITLE           CUSIP            FAIR    SHARES OF                         GERS
                                    OF          NUMBER          MARKET    PRINCIPAL
                                 CLASS                           VALUE       AMOUNT     SOLE SHARED OTHER          SOLE  SHARED NONE
                                                                                         (A)   (B)    (C)           (A)    (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
OCWEN FINANCIAL CORP            COMMON       675746101         825,296        97,208 N  X                    KRAM    97,208

OLD STONE CORP-12% CONV PF      OTC EQ       680293305         142,350        21,900 N  X                    KRAM    21,900

PACIFIC CREST CAPITAL INC       OTC EQ       694166109         362,100        20,400 N  X                    KRAM    20,400

PORT FINANCIAL CORP             OTC EQ       734119100       1,220,925        66,900 N  X                    KRAM    66,900

PACIFIC UNION BANK CALIF        OTC EQ       695025106         906,500        78,400 N  X                    KRAM    78,400

PXRE GROUP LTD BERMUDA          COMMON       G73018106         442,800        27,000 N  X                    KRAM    27,000

RYDER SYSTEM INC                COMMON       783549108         636,846        35,400 N  X                    KRAM    35,400

RAIT INVESTMENT TRUST           COMMON       749227104         806,715        58,500 N  X                    KRAM    58,500

REVLON INC-CL A                 COMMON       761525500         438,872        95,200 N  X                    KRAM    95,200

RESOURCE AMERICA INC NEW        OTC EQ       761195205       2,066,796       194,522 N  X                    KRAM   194,522

ISTAR FINANCIAL INC             COMMON       45031U101         486,777        21,100 N  X                    KRAM    21,100

SILICON VALLEY BANCSHARES       OTC EQ       827064106         235,000        10,000 N  X                    KRAM    10,000

MOOLEN (VAN DER)                FSTK         5356593           342,975         3,700 N  X                    KRAM     3,700

WACHOVIA CORP NEW               COMMON       929771103         253,050         4,200 N  X                    KRAM     4,200

WASHINGTON GROUP INTL INC       COMMON       938862109         351,000       225,000 N  X                    KRAM   225,000
                                                            -------------
PAGE COLUMN TOTALS                                           9,518,002.00
                                                            -------------
AGGREGATE COLUMN TOTALS                                     26,425,316.00
                                                            =============
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